Business combinations - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Dec. 01, 2025	Apr. 01, 2024	Mar. 31, 2026	Mar. 31, 2025
Business Combination [Line Items]
Business Combination Separately Recognized Transaction Acquisition Related Cost Expensed Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag			true
Macquarie Management Holdings Inc [Member]
Business Combination [Line Items]
Percentage of equity interests acquired	100.00%
Purchase price	¥ 288,800
Overall acquisition-related costs			¥ 7,034
Acquisition-related costs			5,120	¥ 1,914
Increase in assets under management	39,891
Net income contributed after the acquisition date	¥ 6,409
Business acquisitions pro forma acquisition related costs		¥ 7,099
Business acquisitions pro forma amortization of intangible assets			¥ 10,025	¥ 10,153
Macquarie Management Holdings Inc [Member] | Employee Severance [Member]
Business Combination [Line Items]
Business acquisitions pro forma employment related expenses		¥ 10,739